Independent Investigation and Restatement - Consolidated Statement of Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule of Restatement [Line Items]
Revenue	$ 423,748	$ 403,203	[1]	$ 403,739	[1]
Cost of sales	(185,772)	(168,075)	[1]	(173,667)	[1]
Gross profit	237,976	235,128	[1]	230,072	[1]
Sales and marketing expenses	(95,068)	(93,007)	[1]	(80,974)	[1]
Administrative expenses	(98,279)	(104,686)	[1]	(83,175)	[1]
Other income (expenses), net	27,454	(27,622)	[1]	(80,985)	[1]
Operating Profit	72,083	9,813	[1]	(15,062)	[1]
Finance expense	(45,847)	(36,161)	[1]	(89,252)	[1]
Net finance (expense) income	(26,123)	37,926	[1]	(78,839)	[1]
Income (loss) before tax	45,960	47,739	[1]	(93,901)	[1]
Income tax expense	(5,617)	(11,613)	[1]	(13,091)	[1]
Profit (loss)	40,343	36,126	[1]	(106,992)	[1]
Remeasurement of net defined benefit liability	244	(222)	[2]	504	[2]
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	85	107	[2]	(191)	[2]
Net of Tax	329	(115)	[2]	313	[2]
Foreign currency exchange differences on translation of foreign operations	1,182	(3,377)	[2]	(300)	[2]
Other comprehensive income	(2,159)	(3,492)	[2]	(738)	[2]
Total comprehensive income/(loss) for the year	38,184	32,634	[2]	(107,730)	[2]
Owners of the parent company	38,193	32,631	[2]	(106,013)	[2]
Non-controlling interests	$ (9)	3	[2]	(1,717)	[2]
Previously stated
Schedule of Restatement [Line Items]
Revenue		409,920		409,742
Cost of sales		(170,351)		(174,029)
Gross profit		239,569		235,713
Sales and marketing expenses		(93,566)		(83,057)
Administrative expenses		(105,911)		(82,187)
Other income (expenses), net		(25,299)		(78,991)
Operating Profit		14,793		(8,522)
Finance expense		(36,170)		(89,049)
Net finance (expense) income		37,917		(78,636)
Income (loss) before tax		52,710		(87,158)
Income tax expense		(10,170)		(13,705)
Profit (loss)		42,540		(100,863)
Remeasurement of net defined benefit liability		(222)		195
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss		107		(58)
Net of Tax		(115)		137
Foreign currency exchange differences on translation of foreign operations		(5,966)		(2,743)
Other comprehensive income		(6,081)		(3,357)
Total comprehensive income/(loss) for the year		36,459		(104,220)
Owners of the parent company		36,456		(102,503)
Non-controlling interests		3		(1,717)
Adjustment
Schedule of Restatement [Line Items]
Revenue		(6,717)		(6,003)
Cost of sales		2,276		362
Gross profit		(4,441)		(5,641)
Sales and marketing expenses		559		2,083
Administrative expenses		1,225		(988)
Other income (expenses), net		(2,323)		(1,994)
Operating Profit		(4,980)		(6,540)
Finance expense		9		(203)
Net finance (expense) income		9		(203)
Income (loss) before tax		(4,971)		(6,743)
Income tax expense		(1,443)		614
Profit (loss)		(6,414)		(6,129)
Remeasurement of net defined benefit liability		0		309
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss		0		(133)
Net of Tax		0		176
Foreign currency exchange differences on translation of foreign operations		2,589		2,443
Other comprehensive income		2,589		2,619
Total comprehensive income/(loss) for the year		(3,825)		(3,510)
Owners of the parent company		(3,825)		(3,510)
Non-controlling interests		$ 0		$ 0

[1]	Refer to Note 4. Independent Investigation and Restatement
[2]	Refer to Note 4. Independent Investigation and Restatement